RESTRICTIONS ON CASH AND DUE FROM BANKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RESTRICTIONS ON CASH AND DUE FROM BANKS [Abstract]
Average reserve balances maintained	$ 26,600	$ 9,600
Reserve balances related to investment security transactions and merchant payment processing operations	$ 10	$ 130